SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Oil and gas revenues	$ 2,012,543	$ 2,667,508	$ 3,525,454
Lease operating expense	2,577,483	2,764,958	2,950,869
Depletion, depreciation, and amortization	559,925	665,187	702,217
General and administrative expenses	3,453,484	5,170,103	3,368,029
Total other income (loss), net	7,294	(139,915)	(131,631)
Result of oil and gas producing operations before income taxes	(5,099,805)	(6,343,541)	(2,642,684)
Segment net loss	(5,099,805)	(6,343,541)	(2,642,684)
Adjustment and reconciling items
Consolidated net loss	(5,096,539)	(6,338,826)	(2,642,684)
Segment Reporting [Member]
Oil and gas revenues	2,012,543	2,667,508	3,525,454
Lease operating expense	(2,577,483)	(2,764,958)	(2,950,869)
Depletion, depreciation, and amortization	(559,925)	(665,187)	(702,217)
General and administrative expenses	(3,453,484)	(5,170,103)	(3,368,029)
Total other income (loss), net	(521,456)	(410,801)	852,977
Result of oil and gas producing operations before income taxes	(5,099,805)	(6,343,541)	(2,642,684)
Segment net loss	(5,099,805)	(6,343,541)	(2,642,684)
Adjustment and reconciling items
Consolidated net loss	$ (5,099,805)	$ (6,343,541)	$ (2,642,684)